August 20, 2010

VIA ELECTRONIC TRANSMISSION Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE: The Berkshire Funds, File No. 333-21089 and 811-08043

Ladies and Gentlemen:

     On behalf of the Berkshire Focus Fund (the “Fund”), a series of the Berkshire Funds (the “Trust”), we hereby request that the Commission accelerate the effective date of Post-Effective Amendment No. 18 to the Trust’s Registration Statement (the “Amendment") to September 20, 2010, or the earliest practicable date thereafter.

     Post-Effective Amendment No.18 was filed on August 20, 2010 pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The purpose of the filing is to re-drafted the Fund's prospectuses to comply with the new summary prospectus format. Updated financial information will be provided by amendment filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. Absent acceleration, the Amendment would become effective on 60 days pursuant to paragraph (a)(1) of Rule 485.

     If you have any questions concerning this request please contact Donald S. Mendelsohn at (513) 352-6546.

The Berkshire Funds By: /s/ Malcolm R. Fobes III Name: Malcolm R. Fobes III Title: President